EXHIBIT 99
Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

Contents	Pages
Trust Summary	1-4
2002-1	5-6
2004-1	7-8
2005-1	9-10
2006-1	11-12
2006-2	13-14
2006-3	15-16
2006-4	17-18
2006-5	19-20
2006-6	21-22
Trust Summary
I. Principal Receivables

Trust Total
A. Beginning Adjusted Pool Balance	$17,487,795,936.92

B. Principal Collections	$4,996,152,479.53
C. Principal Adjustments	$546,898,857.04
D. Principal Reduction — Redesignated Accounts	$54,241,731.62
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$5,379,472,405.95
G. Principal Increase — Additional	$0.00
H. Net Deposits / Withdrawals to the Excess Funding Account	$(1,550,000,000.00)

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$15,719,975,274.68

Memo
Monthly Principal Payment Rate	32.36%
FCF Master Owner Trust A Beginning Pool Balance	$10,989,603,309.44
FCF Master Owner Trust B Beginning Pool Balance (Participation Certificate)	$4,448,192,627.48
II. Interest Collections

Trust Total
Gross Interest Collections	$130,228,478.98
Interest Adjustments	$0.00
Recoveries	$0.00
Interest Earned on Collection Account	$510,078.57
Interest Earned on Excess Funding Account	$5,975,761.14

Interest Collections	$136,714,318.69

Memo
Monthly Yield	9.41%
III. Principal Collections

Trust Total
Principal Collections	$4,996,152,479.53

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

IV. Series Balances

	Beginning of		End of Period	Distribution Date	Distribution Date
	Period Adjusted	Adjusted Invested	Adjusted Invested	Principal Funding	Adjusted Invested
Series	Invested Amount	Amount Change	Amount	Account Balance	Amount
2002-1	$5,000,000,000.00	$(2,000,000,000.00	$3,000,000,000.00	$0.00	$3,000,000,000.00
2004-1	$3,000,000,000.00	$0.00	$3,000,000,000.00	$0.00	$3,000,000,000.00
2005-1	$2,300,000,000.00	$0.00	$2,300,000,000.00	$0.00	$2,300,000,000.00
2006-1	$355,000,000.00	$0.00	$355,000,000.00	$0.00	$355,000,000.00
2006-2	$100,000,000.00	$0.00	$100,000,000.00	$0.00	$100,000,000.00
2006-3	$1,500,000,000.00	$0.00	$1,500,000,000.00	$0.00	$1,500,000,000.00
2006-4	$2,250,000,000.00	$0.00	$2,250,000,000.00	$0.00	$2,250,000,000.00
2006-5	$150,000,000.00	$0.00	$150,000,000.00	$0.00	$150,000,000.00
2006-6	$220,000,000.00	$0.00	$220,000,000.00	$0.00	$220,000,000.00

Transferors Amt.	$2,612,795,936.92		$2,844,975,274.68

Total	$17,487,795,936.92		$15,719,975,274.68
V. Principal and Interest Allocations

	Floating Investor	Investor Principal	Investor Interest
Series	Percentage	Collections	Collections
2002-1	28.59%	$1,428,468,315.15	$39,088,493.25
2004-1	17.15%	$857,080,989.09	$23,453,095.95
2005-1	13.15%	$657,095,424.97	$17,980,706.90
2006-1	2.03%	$101,421,250.38	$2,775,283.02
2006-2	0.57%	$28,569,366.30	$781,769.87
2006-3	8.58%	$428,540,494.54	$11,726,547.98
2006-4	12.87%	$642,810,741.82	$17,589,821.96
2006-5	0.86%	$42,854,049.45	$1,172,654.80
2006-6	1.26%	$62,852,605.87	$1,719,893.70
Transferors Pct.	14.94%	$746,459,241.97	$20,426,051.27

Total	100.00%	$4,996,152,479.54	$136,714,318.69
VI. Performance Impaired Accounts

Trust Total
A. Last month’s Ending Balance	$54,241,735.71

B. Accounts that were newly impaired sometime during this collection	$20,451,948.10
C. Accounts that were impaired sometime last month, but no longer impaired this month.	$2,312,881.63

D. Beginning Balance that were impaired sometime during this month (A+B-C)	$72,380,802.18

E. Principal Collections	$3,643,773.66
F. Principal Adjustments	$958,192.47
G. Principal Reduction — Redesignated Accounts	$51,928,854.08
H. Defaulted Receivables	$0.00
I. New Principal Receivables	$4,286,728.43

Ending Balance (D-E-F-G-H+I)	$20,136,710.40

Memo
Interest Collections on Performance Impaired Accounts	$174,119.94

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
VII. Excess Funding Account

Beginning Peiod Balance	$2,050,000,000.00
Net Deposits (Withdrawals)	$(1,550,000,000.00)

Ending Period Balance	$500,000,000.00

Memo
Excess Funding Account as a pct. of aggregate Adjusted Invested Amount	3.88%
Interest earned on Excess Funding Account	$5,975,761.14
EFA Balance as of Determination Date after giving effect to Distribution Date Cashflows	$500,000,000.00
VIII. Non-Conforming Receivables

Trust Total
Ineligible Receivables	$202,097,162.42
Dealer Overconcentration	$0.00
Manufacturer Overconcentration	$0.00
PRIMUS Overconcentration	$0.00
Used Vehicle Overconcentration	$0.00

Non-Conforming Receivable Amount	$202,097,162.42

Memo
Principal Receivables relating to Used Vehicles	$566,994,196.76
Principal Receivables relating to Used Vehicles as a pct. of Pool Bal.	3.73%
Principal Receivables relating to AutoNation	$512,135,547.73
Principal Receivables relating to AutoNation as a pct. of Pool Bal.	3.36%
IX. Subordination and Transferor Amount as of Determination Date

		Subordinated Pct.	Incremental	Required
		times (Adj. Invested	Subordinated	Subordinated
	Subordinated	Amount minus EFA)	Amount	Amount
Series	Pct.	(A)	(B)	(A + B)
2002-1	14.94%	$430,867,090.73	$45,602,890.29	$476,469,981.02
2004-1	12.99%	$374,691,459.60	$44,856,966.90	$419,548,426.50
2005-1	12.99%	$287,263,452.36	$34,390,341.29	$321,653,793.65
2006-1	8.99%	$30,681,331.18	$5,126,728.99	$35,808,060.17
2006-2	9.89%	$9,506,027.95	$1,455,613.59	$10,961,641.54
2006-3	11.73%	$169,143,570.00	$22,186,787.60	$191,330,357.60
2006-4	11.73%	$253,715,354.99	$33,280,181.40	$286,995,536.39
2006-5	11.73%	$16,914,357.00	$2,218,678.76	$19,133,035.76
2006-6	9.89%	$20,913,261.50	$3,202,349.89	$24,115,611.39

	Required	Required Pool Pct.	Required Transferor
	Subordinated	minus 100% times	Amount as of
	Amount	Initial Invested Amount	Determination Date
Series	(C)	(D)	(C + D)
2002-1	$476,469,981.02	$120,000,000.00	$596,469,981.02
2004-1	$419,548,426.50	$120,000,000.00	$539,548,426.50
2005-1	$321,653,793.65	$92,000,000.00	$413,653,793.65
2006-1	$35,808,060.17	$14,200,000.00	$50,008,060.17
2006-2	$10,961,641.54	$4,000,000.00	$14,961,641.54
2006-3	$191,330,357.60	$60,000,000.00	$251,330,357.60
2006-4	$286,995,536.39	$90,000,000.00	$376,995,536.39
2006-5	$19,133,035.76	$6,000,000.00	$25,133,035.76
2006-6	$24,115,611.39	$8,800,000.00	$32,915,611.39

Required Transferor Amount			$2,301,016,444.02
Transferor Amount			$2,997,471,915.61

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
IX. Redesignation Notice
     Notice is hereby given, pursuant to Sections 2.09(b)(1) and/or 2.09(c) of the Second Amended and Restated Transfer and Servicing Agreements dated as of September 1, 2005, that the redesignation of certain Accounts and the reassignment of the Receivables and Related Security arising in connection with such Accounts occurred on the Redesignation Date of December 1, 2006.

Transferor	Trust	Redesignated
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust	X
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust	X
X. Early Amortization Declarations

	Yes	No
1. Breach of covenants or agreements made in the TSA, Indent. or Supp. and uncured for 60 days		X

2. Failure to make any req. pmt. or deposit under TSA, Indent. or Supp. and uncured for 5 bus days.		X

3. Breach of any rep. or warranty made in the TSA, Indent. or Supp. and uncured for 60 days.		X

4. Bankruptcy, insolvency or receivership of FMCC, FCFMOTA or Ford		X

5. FCFMOTA is an investment company within the meaning of the ICA of 1940		X

6. Failure of FCF Corp or FCF LLC to convey Receiv. pursuant to the TSA and uncured for 10 days.		X

7. Available Sub. Amt. is less than the Required Sub. Amt. and uncured for 5 days		X

8. Servicer default or an event of default with respect to the outstanding notes has occurred		X

9. Average monthly payment rate for the past three periods is less than 21%		X

10. Excess Funding Acct. Bal. exceeds 30% of Outstanding Series Adj. Inv. Amts. for 3 periods.		X

11. Maturity note purchaser fails to make any payment under MNPA and uncured for 5 bus days.		X

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2002-1 Summary

I. 2002-1 Information
Date of Origination	January 28, 2002
Trust Termination Date	December 31, 2016
Final maturity date	390 days from sub- class issuance date
Beginning of Period Adjusted Invested Amount	$5,000,000,000.00
Balance Paydown during Period	$(2,000,000,000.00)
End of Period Adjusted Invested Amount	$3,000,000,000.00
Distribution Date Principal Funding Account Balance	$0.00
Distribution Date Adjusted Invested Amt	$3,000,000,000.00

II. Series Allocations

Current Floating Investor Percentage	28.59136748%
Investor Principal Collections	$1,428,468,315.15
Principal Default Amounts	$0.00
Investor Interest Collections	$39,088,493.25

III. Collections

Interest
Investor Interest Collections	$39,088,493.25
Reserve Account Investment Proceeds	$56,631.99
Interest Funding Account Investment Proceeds	$455,439.28
Principal Funding Account Investment Proceeds	$3,899,368.45
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$43,499,932.97

Principal
Investor Principal Collections	$1,428,468,315.15
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections.	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$1,428,468,315.15

IV. Interest Calculations

Days in Interest Period	30
Monthly Interest	$21,625,638.55

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Monthly Interest to be deposited into the Interest Funding Account	$21,625,638.55
If FMCC is not Servicer, Servicing Fee	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Monthly Liquidity Fee	$70,312.50
Reserve Fund Deposit Amount	$0.00
Investor Chargeoffs not previously reimbursed, to be added to Principal	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Servicing Fees Due FMCC	$3,678,230.81
Required Subordination Shortfall to be sent to holders of Transferor	$0.00
Amounts owed to Maturity Note Purchasers	$0.00
Shared with other series in Excess Interest Sharing Group	$0.00
Remainder released to holders of Transferor Interest	$18,125,751.11

VI. Available Investor Principal Collections Distribution Payments by Priority
Available Investor Principal Collections	$1,428,468,315.15
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$1,428,468,315.15

VII. Subordination and Participation

Subordination Percentage	14.94%
Incremental Subordinated Amount	$45,602,890.29
Required Subordinated Amount	$476,469,981.02
Required Pool Pct. minus 100% times Initial Invested Amount	$120,000,000.00

Required Transferor Amount Series 2002-1	$596,469,981.02

VIII. Reserve Fund

Reserve Fund Beginning Balance	$17,500,000.00
Reserve Fund Deposit Amount	$0.00
Reserve Fund Draw Amount	$0.00
Reserve Fund Change	$(7,000,000.00)
Reserve Fund Ending Balance	$10,500,000.00

Memo
Reserve Fund Required Amount (.35% of Series 2002-1 Notes Outstanding)	$10,500,000.00

IX. Memo Items

Excess Funding Amount Series 2002-1	$116,504,854.37
Principal Funding Account Balance	$0.00

Maturity Note purchase Facility

Required Liquidity Commitment	$150,000,000.00
Available Program Commitment	$375,000,000.00

Series Specific Triggers

Is the Motown notes weighted average remaining days until expected final maturity greater than or equal to 60 days?	No

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2004-1 Summary
I. 2004-1 Origination Information

Date of Origination	July 28, 2004
Expected Final Payment Date	July 16, 2007
Final Maturity Date	July 15, 2009

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$2,904,500,000.00	$95,500,000.00	$3,000,000,000.00
Interest rate	One Month LIBOR plus 0.04% per year	One Month LIBOR plus 0.22% per year

II. Series Allocations

Current Floating Investor Percentage	17.15482049%
Investor Principal Collections	$857,080,989.09
Principal Default Amounts	$0.00
Investor Interest Collections	$23,453,095.95

III. Collections

Interest
Investor Interest Collections	$23,453,095.95
Accumulation Period Reserve Account Release	$0.00
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$23,453,095.95

Principal
Investor Principal Collections	$857,080,989.09
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00

Available Investor Principal Collections	$857,080,989.09

IV. Interest Calculations	Class A Notes	Class B Notes

Original Principal Outstanding	$2,904,500,000.00	$95,500,000.00
LIBOR	5.32000%	5.32000%
Spread	0.04000%	0.22000%
Note Interest Rate	5.3600%	5.5400%
Days in Interest Period	30	30

Monthly Interest	$12,973,433.33	$440,891.67

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$12,973,433.33
Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$440,891.67
If FMCC is not Servicer, Servicing Fee	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Fund Accumulation Period Reserve Account	$0.00
Servicing Fees Due FMCC	$2,206,938.48
Required Subordination Shortfall to be sent to the holders of Transferors Interest	$0.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$7,831,832.47

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$857,080,989.09
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$857,080,989.09

VII. Subordination and Participation

Subordination Percentage	12.99%
Incremental Subordinated Amount	$44,856,966.90
Required Subordinated Amount	$419,548,426.50
Required Pool Pct. minus 100% times Initial Invested Amount	$120,000,000.00

Required Transferor Amount Series 2004-1	$539,548,426.50

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Distributed	$4.47
Total Amount Allocable to Principal	$0.00
Total Amount Allocable to Interest	$4.47

IX. Memo Items

Excess Funding Amount 2004-1	$116,504,854.37
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2005-1 Summary

I. 2005-1 Origination Information

Date of Origination	June 14, 2005
Expected Final Payment Date	May 15, 2008
Final Maturity Date	May 17, 2010

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$2,226,791,000.00	$73,209,000.00	$2,300,000,000.00
Interest rate	One Month LIBOR plus 0.15% per year	One Month LIBOR plus 0.44% per year

II. Series Allocations

Current Floating Investor Percentage	13.15202904%

Investor Principal Collections	$657,095,424.97
Principal Default Amounts	$0.00
Investor Interest Collections	$17,980,706.90

III. Collections

Interest
Investor Interest Collections	$17,980,706.90
Accumulation Period Reserve Account Release	$0.00
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$17,980,706.90

Principal
Investor Principal Collections	$657,095,424.97
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00

Available Investor Principal Collections	$657,095,424.97

IV. Interest Calculations	Class A Notes	Class B Notes

Original Principal Outstanding	$2,226,791,000.00	$73,209,000.00
LIBOR	5.32000%	5.32000%
Spread	0.15000%	0.44000%
Note Interest Rate	5.4700%	5.7600%
Days in Interest Period	30	30

Monthly Interest	$10,150,455.64	$351,403.20

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$10,150,455.64
Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$351,403.20
If FMCC is not Servicer, Servicing Fee	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Fund Accumulation Period Reserve Account	$0.00
Servicing Fees Due FMCC	$1,691,986.17
Required Subordination Shortfall to be sent to the holders of Transferors Interest	$0.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$5,786,861.89

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$657,095,424.97
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$657,095,424.97

VII. Subordination and Participation

Subordination Percentage	12.99%
Incremental Subordinated Amount	$34,390,341.29
Required Subordinated Amount	$321,653,793.65
Required Pool Pct. minus 100% times Initial Invested Amount	$92,000,000.00

Required Transferor Amount Series 2005-1	$413,653,793.65

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Distributed	$4.57
Total Amount Allocable to Principal	$0.00
Total Amount Allocable to Interest	$4.57

IX. Memo Items

Excess Funding Amount 2005-1	$89,320,388.35
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-1 Summary

I. 2006-1 Origination Information

Initial State Issuance Date:	March 30, 2006
Initial Stated Commitment Expiration Date	March 29, 2007

	Beginning of Period		End of Period	Distribution Date	Distribution Date
	Adjusted Invested	Adjusted Invested	Adjusted Invested	Principal Funding	Adjusted Invested
	Amount	Amount Change	Amount	Account Balance	Amount
Class A1	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00
Class A2	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00
Class A3	$25,000,000.00	$0.00	$25,000,000.00	$0.00	$25,000,000.00
Class A4	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00
Class A5	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00
Class A6	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00
Class A7	$30,000,000.00	$0.00	$30,000,000.00	$0.00	$30,000,000.00
Class A8	$50,000,000.00	$0.00	$50,000,000.00	$0.00	$50,000,000.00

II. Series Allocations

Current Floating Investor Percentage	2.02998709%
Investor Principal Collections	$101,421,250.38
Principal Default Amounts	$0.00
Investor Interest Collections	$2,775,283.02

III. Collections

Interest
Investor Interest Collections	$2,775,283.02
Investment Proceeds for Series Accounts	$14,757.05
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$2,790,040.07

Principal
Investor Principal Collections	$101,421,250.38
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$101,421,250.38

IV. Interest Amount Due

Series 2006-1 Interest Amount	$1,691,971.86

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Series 2006-1 Interest Amount	$1,691,971.86
Monthly Servicing Fee if Ford Credit is not Servicer	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Reserve Fund Deposit Amount	$0.00
Monthly Servicing Fee due FMCC	$261,154.39
Required Subordination Shortfall to be sent to the holders of Transferors Interest	$0.00
Series 2006-1 Additional Amounts	$532,500.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor	$304,413.82

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$101,421,250.38
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$101,421,250.38

VII. Subordination and Participation

Subordination Percentage	8.99%
Incremental Subordinated Amount	$5,126,728.99
Required Subordinated Amount	$35,808,060.17
Required Pool Pct. minus 100% times Initial Invested Amount	$14,200,000.00
Required Transferor Amount Series 2006-1	$50,008,060.17

VIII. Reserve Fund

Reserve Fund Beginning Balance	$3,550,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$3,550,000.00

IX. Memo Items

Excess Funding Amount Series 2006-1	$13,786,407.77

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-2 Summary
I. 2006-2 Origination Information

Initial State Issuance Date	May 17, 2006
Initial Stated Commitment Expiration Date	May 16, 2007

	Beginning of Period		End of Period	Distribution Date	Distribution Date
	Adjusted Invested	Adjusted Invested	Adjusted Invested	Principal Funding	Adjusted Invested
	Amount	Amount Change	Amount	Account Balance	Amount
Class A	$91,208,000.00	$ 0.00	$91,208,000.00	$ 0.00	$91,208,000.00
Class B	$8,792,000.00	$ 0.00	$8,792,000.00	$ 0.00	$8,792,000.00

II. Series Allocations

Current Floating Investor Percentage	0.57182735%
Investor Principal Collections	$28,569,366.30
Principal Default Amounts	$0.00
Investor Interest Collections	$781,769.87

III. Collections

Interest
Investor Interest Collections	$781,769.87
Investment Proceeds for Series Accounts	$4,172.52
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$785,942.39

Principal
Investor Principal Collections	$28,569,366.30
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$28,569,366.30

IV. Interest Amount Due

Class A Interest Amount	$426,232.34
Class B Interest Amount	$43,464.69

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Class A Interest Amount	$426,232.34
Class B Interest Amount	$43,464.69
Monthly Servicing Fee if Ford Credit is not Servicer	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Reserve Fund Deposit Amount	$0.00
Monthly Servicing Fee due FMCC	$73,564.62
Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
Class A Additional Amounts	$5,985.58
Class B Additional Amounts	$11,538.33
Other Amounts	$0.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor	$225,156.83

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$28,569,366.30
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$28,569,366.30

VII. Subordination and Participation

Subordination Percentage	9.89%
Incremental Subordinated Amount	$1,455,613.59
Required Subordinated Amount	$10,961,641.54
Required Pool Pct. minus 100% times Initial Invested Amount	$4,000,000.00
Required Transferor Amount Series 2006-2	$14,961,641.54

VIII. Reserve Fund

Reserve Fund Beginning Balance	$1,000,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$1,000,000.00

IX. Memo Items

Excess Funding Amount Series 2006-2	$3,883,495.15

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-3 Summary
I. 2006-3 Origination Information

Date of Origination	June 28, 2006
Expected Final Payment Date	June 15, 2009
Final Maturity Date	June 15, 2011

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$1,416,200,000.00	$83,800,000.00	$1,500,000,000.00
Interest rate	One Month LIBOR plus 0.18% per year	One Month LIBOR plus 0.45% per year

II. Series Allocations

Current Floating Investor Percentage	8.57741024%
Investor Principal Collections	$428,540,494.54
Principal Default Amounts	$0.00
Investor Interest Collections	$11,726,547.98

III. Collections

Interest

Investor Interest Collections	$11,726,547.98
Investment Proceeds for Series Accounts	$62,276.91
Accumulation Period Reserve Account Release	$0.00
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$11,788,824.89

Principal

Investor Principal Collections	$428,540,494.54
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$428,540,494.54

IV. Interest Calculations	Class A Notes	Class B Notes
Original Principal Outstanding	$1,416,200,000.00	$83,800,000.00
LIBOR	5.32000%	5.32000%
Spread	0.18000%	0.45000%
Note Interest Rate	5.5000%	5.7700%
Days in Interest Period	30	30

Monthly Interest	$6,490,916.67	$402,938.33

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$6,490,916.67
Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$402,938.33
If FMCC is not Servicer, Servicing Fee	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Replenish Reserve Account	$0.00
Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal	$0.00
Fund Accumulation Period Reserve Account	$0.00
Servicing Fees Due FMCC	$1,103,469.24
Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
Shared with other series in Excess interest Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$3,791,500.65

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$428,540,494.54
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$428,540,494.54

VII. Subordination and Participation

Subordination Percentage	11.73%
Incremental Subordinated Amount	$22,186,787.60
Required Subordinated Amount	$191,330,357.60
Required Pool Pct. minus 100% times Initial Invested Amount	$60,000,000.00
Required Transferor Amount Series 2006-3	$251,330,357.60

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Distributed	$4.60
Total Amount Allocable to Principal	$0.00
Total Amount Allocable to Interest	$4.60

IX. Reserve Fund

Reserve Fund Beginning Balance	$15,000,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$15,000,000.00

X. Memo Items

Excess Funding Amount 2006-3	$58,252,427.18
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-4 Summary
I. 2006-4 Origination Information

Date of Origination	June 28, 2006
Expected Final Payment Date	June 15, 2011
Final Maturity Date	June 17, 2013

	Class A Notes	Class B Notes	Total
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00	$2,250,000,000.00
Interest rate	One Month LIBOR plus 0.25% per year	One Month LIBOR plus 0.55% per year

II. Series Allocations

Current Floating Investor Percentage	12.86611536%
Investor Principal Collections	$642,810,741.82
Principal Default Amounts	$0.00
Investor Interest Collections	$17,589,821.96

III. Collections

Interest

Investor Interest Collections	$17,589,821.96
Investment Proceeds for Series Accounts	$93,415.32
Accumulation Period Reserve Account Release	$0.00
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$17,683,237.28

Principal

Investor Principal Collections	$642,810,741.82
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$642,810,741.82

IV. Interest Calculations	Class A Notes	Class B Notes
Original Principal Outstanding	$2,124,300,000.00	$125,700,000.00
LIBOR	5.32000%	5.32000%
Spread	0.25000%	0.55000%
Note Interest Rate	5.5700%	5.8700%
Days in Interest Period	30	30

Monthly Interest	$9,860,292.50	$614,882.51

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Current Interest Plus Unpaid Interest from Prior Periods — Class A Notes	$9,860,292.50
Current Interest Plus Unpaid Interest from Prior Periods — Class B Notes	$614,882.50
If FMCC is not Servicer, Servicing Fee	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Replenish Reserve Account	$0.00
Investor Chargeoffs not previously reimbursed, to be added to Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Fund Accumulation Period Reserve Account	$0.00
Servicing Fees Due FMCC	$1,655,203.86
Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
Shared with other series in Excess Interest Sharing Group	$0.00
Remainder released to holders of Transferor Interest	$5,552,858.42

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$642,810,741.82
Deposit to PFA	$0.00
Shared Principal Collections from Principal Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$642,810,741.82

VII. Subordination and Participation

Subordination Percentage	11.73%
Incremental Subordinated Amount	$33,280,181.40
Required Subordinated Amount	$286,995,536.39
Required Pool Pct. minus 100% times Initial Invested Amount	$90,000,000.00
Required Transferor Amount Series 2006-4	$376,995,536.39

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Distributed	$4.66
Total Amount Allocable to Principal	$0.00
Total Amount Allocable to Interest	$4.66

IX. Reserve Fund
Reserve Fund Beginning Balance	$22,500,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$22,500,000.00

IX. Memo Items

Excess Funding Amount 2006-4	$87,378,640.78
Accumulation Period Reserve Account Balance	$0.00
Controlled Accumulation Amount — This Period	$0.00
Controlled Accumulation Amount — Cumulative	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-5 Summary
I. 2006-5 Origination Information

Initial Stated Issuance Date	September 11, 2006
Initial Stated Commitment Expiration Date	September 11, 2009

	Beginning of Period		End of Period	Distribution Date	Distribution Date
	Adjusted Invested	Adjusted Invested	Adjusted Invested	Principal Funding	Adjusted Invested
	Amount	Amount Change	Amount	Account Balance	Amount
Principal	$150,000,000.00	$0.00	$150,000,000.00	$0.00	$150,000,000.00
Outstanding

II. Series Allocations
Current Floating Investor Percentage	0.85774102%
Investor Principal Collections	$42,854,049.45
Principal Default Amounts	$0.00
Investor Interest Collections	$1,172,654.80

III. Collections

Interest

Investor Interest Collections	$1,172,654.80
Investment Proceeds for Series Accounts	$6,227.66
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$1,178,882.46

Principal

Investor Principal Collections	$42,854,049.45
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$42,854,049.45

IV. Interest Amount Due

Interest Amount	$715,247.42

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Interest Amount	$715,247.42
Monthly Servicing Fee if Ford Credit is not Servicer	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Reserve Fund Deposit Amount	$0.00
Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Monthly Servicing Fee due FMCC	$110,346.92
Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
Commitment Fee Amount	$159,375.00
Other Amounts	$0.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor	$193,913.12

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$42,854,049.45
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$42,854,049.45

VII. Subordination and Participation

Subordination Percentage	11.73%
Incremental Subordinated Amount	$2,218,678.76
Required Subordinated Amount	$19,133,035.76
Required Pool Pct. minus 100% times Initial Invested Amount	$6,000,000.00
Required Transferor Amount Series 2006-5	$25,133,035.76

VIII. Reserve Fund

Reserve Fund Beginning Balance	$1,500,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$1,500,000.00

IX. Memo Items
Excess Funding Amount Series 2006-5	$5,825,242.72

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006
Series 2006-6 Summary
I. 2006-6 Origination Information

Initial Stated Issuance Date	September 29, 2006
Initial Stated Commitment Expiration Date	September 29, 2011

	Beginning of Period		End of Period	Distribution Date	Distribution Date
	Adjusted Invested	Adjusted Invested	Adjusted Invested	Principal Funding	Adjusted Invested
	Amount	Amount Change	Amount	Account Balance	Amount
Class A	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00
Class B	$20,000,000.00	$0.00	$20,000,000.00	$0.00	$20,000,000.00

II. Series Allocations
Current Floating Investor Percentage	1.25802017%
Investor Principal Collections	$62,852,605.87
Principal Default Amounts	$0.00
Investor Interest Collections	$1,719,893.70

III. Collections

Interest

Investor Interest Collections	$1,719,893.70
Investment Proceeds for Series Accounts	$9,131.60
Shared Interest Collections from Excess Interest Sharing Group One	$0.00
Available Subordinated Draw	$0.00
Reserve Fund Draw	$0.00

Available Investor Interest Collections	$1,729,025.30

Principal

Investor Principal Collections	$62,852,605.87
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections	$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)	$0.00
Reserve Fund Draw	$0.00

Available Investor Principal Collections	$62,852,605.87

IV. Interest Amount Due

Class A Interest Amount	$961,180.25

Class B Interest Amount	$98,305.88

Ford Credit Floorplan Master Owner Trust A
Monthly Servicing Report

Collection Period	11/30/06
Distribution Date	12/15/2006

V. Available Investor Interest Collections Distribution Payments by Priority

Class A Interest Amount	$961,180.25
Class B Interest Amount	$98,305.88
Monthly Servicing Fee if Ford Credit is not Servicer	$0.00
Investor Default Amount, to be added to Principal Collections	$0.00
Investor Charge-Offs not previously reimbursed to be added to Investor Principal Collections	$0.00
Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections	$0.00
Reserve Fund Deposit Amount	$0.00
Monthly Servicing Fee due FMCC	$161,842.16
Required Subordination Shortfall to be sent to holders of Transferor Interest	$0.00
Class A Additional Amounts	$375,000.00
Class B Additional Amounts	$37,500.00
Other Amounts	$0.00
Shared with other series in Excess Interest Sharing Group One	$0.00
Remainder released to holders of Transferor	$95,197.01

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$62,852,605.87
Deposit to PFA	$0.00
Shared with other series in Excess Sharing Group One	$0.00
Remainder released to holders of Transferor Interest	$62,852,605.87

VII. Subordination and Participation

Subordination Percentage	9.89%
Incremental Subordinated Amount	$3,202,349.89
Required Subordinated Amount	$24,115,611.39
Required Pool Pct. minus 100% times Initial Invested Amount	$8,800,000.00
Required Transferor Amount Series 2006-6	$32,915,611.39

VIII. Reserve Fund

Reserve Fund Beginning Balance	$2,200,000.00
Reserve Fund Draw	$0.00
Reserve Fund Deposit	$0.00
Reserve Fund Ending Balance	$2,200,000.00

IX. Memo Items

Excess Funding Amount Series 2006-6	$8,543,689.32